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July 22, 2010

VIA EDGAR AND FEDERAL EXPRESS

Ms. Mary Beth Breslin

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE, Mail Stop 3030

Washington, D.C. 20549

U.S.A.

RE:	NXP Semiconductors N.V. Amendment No. 4 to Registration Statement on Form F-1 (File No. 333-166128), Filed on July 16, 2010

Ladies and Gentlemen:

On behalf of NXP Semiconductors N.V. (the “Company”), we hereby submit for your review Amendment No. 5 (“Amendment No. 5”) to the above-referenced registration statement (the “Registration Statement”) of the Company, originally filed with the Securities and Exchange Commission (the “Commission”) on April 16, 2010, pursuant to the Securities Act of 1933, as amended. An electronic version of Amendment No. 5 has been concurrently filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system. We have enclosed four copies of Amendment No. 5, which have been marked to show changes from the Amendment No. 4 to the Registration Statement (“Amendment No. 4”), as filed on July 16, 2010.

In addition to including the price range and generally updating the information contained in the Registration Statement, we are providing the following responses to the comments contained in the comment letter of the staff of the Commission (the “Staff”) to the Company, dated July 20, 2010, relating to the Registration Statement. For convenience of reference, the text of the comments in the Staff’s letter has been reproduced in bold herein. Please note that all page numbers in our responses are references to the page numbers of Amendment No. 5, unless otherwise noted. The responses and information described below are based upon information provided to us by the Company.

Recent Developments, page 4

1.	Because the prospectus has been revised so that terms such as “PPA effects,” “nominal growth” and “comparable growth” are first used in the prospectus summary and their meaning is not clear from the context of the disclosure, please revise to explain briefly what you mean by these terms.

In response to the Staff’s comment, the Company has revised the disclosure on pages 4 and 5 of Amendment No. 5 accordingly.

New Secured Notes, page 5

2.	Refer to the third paragraph. With a view toward disclosure, tell us when you expect to apply the proceeds from the new notes to the outstanding balance of existing secured notes. Also tell us why there is a period of time between the completion of the new notes offering and the application of proceeds.

In response to the Staff’s comment, the Company has revised the disclosure on page 6 of Amendment No. 5 accordingly.

Exhibits, page II-6

3.	We note your response to prior comment 3. Please submit the exhibits with sufficient time for staff review and comment prior to effectiveness.

In response to the Staff’s comment, the Company has filed all exhibits that were outstanding together with this Amendment No. 5, other than Exhibit 5.1. Where final documents were not yet available, the Company has filed a form of such document as an exhibit. With regard to Exhibit 5.1, we respectfully inform the Staff that a revised Exhibit 5.1 will be filed with a future pre-effective amendment to the Registration Statement.

Exhibit 5.1

4.	We note your response to prior comment 4 and the draft legal opinion filed with this amendment. Please also confirm that the dates omitted from the definitions on page 5 of the opinion will be the effective date of the registration statement.

De Brauw Blackstone Westbroek N.V., the Company’s Dutch counsel (“De Brauw”), has advised us that they are currently reviewing the Staff’s comments to the Exhibit 5.1 opinion. A revised Exhibit 5.1 opinion will be filed with a future pre-effective amendment to the Registration Statement.

5.	The revised opinion continues to contain inappropriate assumptions as to conclusions of law that underlie the ultimate opinion. For instance, we refer you to the second sentence of paragraph 2, the last sentence of paragraph 3.6, and paragraphs 4.2, 4.3(a) and (c), 6.1, and 6.2. When providing a revised opinion to remove assumptions regarding legal conclusions, your counsel might evaluate whether legal matters in the assumptions are relevant to the issues required to be addressed by Regulation S-K Item 601(b)(5), and, if they are relevant, counsel should be aware of Rule 436(f) under the Securities Act.

De Brauw has advised us that they are currently reviewing the Staff’s comments to the Exhibit 5.1 opinion. A revised Exhibit 5.1 opinion will be filed with a future pre-effective amendment to the Registration Statement.

6.	With respect to the limitation in paragraph 5 regarding matters not disclosed to you, please note that the opinion you file to satisfy your obligations under Regulation S-K Item 601(b)(5) must be based on all relevant facts and law and should not be conditioned on information not disclosed in an investigation.

De Brauw has advised us that they are currently reviewing the Staff’s comments to the Exhibit 5.1 opinion. A revised Exhibit 5.1 opinion will be filed with a future pre-effective amendment to the Registration Statement.

7.	It is unclear why the limitation in paragraph 6.3 is necessary and appropriate. Please advise or file an opinion of counsel that does not contain this limitation.

De Brauw has advised us that they are currently reviewing the Staff’s comments to the Exhibit 5.1 opinion. A revised Exhibit 5.1 opinion will be filed with a future pre-effective amendment to the Registration Statement.

8.	We note your response to prior comment 6; however, the opinion still appears to contain assumptions as to material facts underlying the opinion or facts that are readily ascertainable. For instance, we refer you to paragraph 6.2. With respect to your response regarding the assumption in paragraph 4.1(c), it remains unclear why these conditions are necessary and appropriate.

De Brauw has advised us that they are currently reviewing the Staff’s comments to the Exhibit 5.1 opinion. A revised Exhibit 5.1 opinion will be filed with a future pre-effective amendment to the Registration Statement.

9.	We note your response to prior comment 7; however, to satisfy your obligation under Regulation S-K Item 601(b)(5), you must file an opinion that addresses the concepts in that item such as whether the shares will be non-assessable. As noted in our prior comment, the concept of non-assessability for purposes of Item 601(b)(5) is not limited to whether shareholders may be required to make additional payments to the issuer. Therefore, we reissue our comment.

De Brauw has advised us that they are currently reviewing the Staff’s comments to the Exhibit 5.1 opinion. A revised Exhibit 5.1 opinion will be filed with a future pre-effective amendment to the Registration Statement.

10.	We note the revisions made in response to prior comment 9. Please provide us your analysis as to whether paragraph 7.2 attempts to suggest to investors a legal conclusion contrary to Section 14 of the Securities Act.

De Brauw has advised us that they are currently reviewing the Staff’s comments to the Exhibit 5.1 opinion. A revised Exhibit 5.1 opinion will be filed with a future pre-effective amendment to the Registration Statement.

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Should you have any questions regarding this filing or wish to discuss the above responses, please do not hesitate to contact Nicholas J. Shaw at +44-(0)20-7275-6558, Gil J. Strauss at +44-(0)20-7275-6516 or Wim De Vlieger at +44-(0)20-7275-6154 of Simpson Thacher & Bartlett LLP.

Very truly yours,

/s/ Gil J. Strauss

Gil J. Strauss

Enclosures

Cc:	Gabriel Eckstein

Kevin Kuhar

Jay Webb

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